Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 7 – Debt

All obligations disclosed in this section haves been fully satisfied as of the date of this filing and the Company has no further requirements related to these notes except for the Company’s PPP Loan which remains outstanding.

August 2014 Series C and D Convertible Debenture

On March 30, 2021, the Company issued 272,837 shares of Common Stock and paid cash in the amount of $122,166 as settlement of principal and accrued interest in the amounts of $110,833 and $71,526, respectively, due under the Series C Debenture and principal and accrued interest in the amounts of $11,333 and $8,722 due under the Series C Debenture. The Company recognized a gain in the amount of $3,035 on this transaction. These obligations have been fully satisfied as of the date of this filing and the Company has no further requirements related to these matters.

March 2016 Convertible Note A

On March 24, 2021, the Company paid cash in the amount of $55,368 as settlement of principal and accrued interest in the amount of $41,000 and $13,167, respectively, due under the March 2016 Convertible Note A. The Company recognized a loss in the amount of $1,201 on this transaction. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 4

On January 4, 2021, the Company issued 4,123,750 shares of Common Stock at a price of $0.012 per share pursuant to the conversion of $45,000 of principal and $4,485 of accrued interest in Eagle Equities Note 4. On January 6, 2021, the Company issued 3,505,964 shares of Common Stock at a price of $0.01224 per share pursuant to the conversion of $39,000 of principal and $3,913 of accrued interest in Eagle Equities Note 4. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 5

On January 11, 2021, the Company issued 4,463,507 shares of Common Stock at a price of $0.01224 per share pursuant to the conversion of $50,000 of principal and $4,633 of accrued interest in Eagle Equities Note 5. On January 14, 2021, the Company issued 4,319,378 shares of Common Stock at a price of $0.01266 per share pursuant to the conversion of $50,000 of principal and $4,683 of accrued interest in Eagle Equities Note 5. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 6

On January 21, 2021, the Company issued 6,449,610 shares of Common Stock at a price of $0.0154 per share pursuant to the conversion of $93,000 of principal and $6,324 of accrued interest in Eagle Equities Note 6. On January 28, 2021, the Company issued 7,285,062 shares of Common Stock at a price of $0.01575 per share pursuant to the conversion of $107,200 of principal and $7,540 of accrued interest in Eagle Equities Note 6. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 7

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 7 whereby the Company issued 1,184,148 shares of Common Stock at a price of $0.24984 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 8

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 8 whereby the Company issued 639,593 shares of Common Stock at a price of $0.23851 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 9

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 9 whereby the Company issued 605,177 shares of Common Stock at a price of $0.24984 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 10

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 10 whereby the Company issued 1,095,131 shares of Common Stock at a price of $0.23748 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

PPP Loan

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or "PPP", established as part of the Corona Virus Aid, Relief and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration. On April 25, 2020, the Company entered an unsecured Promissory Note (the “Note”) with Bank of America for a loan in the original principal amount of approximately $460,000, and the Company received the full amount of the loan proceeds on May 4, 2020. The current balance is $460,406 and the Company is currently in discussions for a) a partial forgiveness and b) the conversion of any remaining balance into a term note. These amounts are reflected in the table below:

Notes Payable Table 1:

	September 30, 2021	December 31, 2020
Total notes payable	$460,406	$1,656,772
Less: Discount	-	(756,795)
Notes payable - net of discount	$460,406	$899,977

Current Portion, net of discount	$460,406	$899,977
Long-term portion, net of discount	$-	$-

Note 8 – Debt

August 2014 Series C Convertible Debenture

As part of the restructuring, all debentures issued by Trunity Holdings, Inc., to fund the former, educational business, were eligible to participate in a debt conversion; however, one debenture holder that was issued a Series C Convertible Debenture (the “Series C Debenture”) in August 2014 with an aggregate face value of $100,000 in exchange for the cancellation of Series B Convertible Debentures with a carrying value of $110,833 did not convert such debenture. The Series C Convertible Debenture accrues interest at an annual rate of 10%, matured November 2015, and is convertible into our Common Stock at a conversion rate of $20.20 per share. The holders of the Series C Debenture also received five year warrants to acquire up to 4,950 shares post-split of Common Stock for an exercise price of $20.20 per share. The former educational business allocated the face value of the Series C Debenture to the warrants and the debentures based on its relative fair values, and allocated to the warrants, which was recorded as a discount against the Series C Debenture, with an offsetting entry to additional paid-in capital. The discount was fully expensed upon execution of the new debentures as debt extinguishment costs within discontinued operations. The Series C Debenture is currently in default. Details of activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

November 2014 Series D Convertible Debenture

As part of the restructuring all debentures issued by Trunity Holdings, Inc., to fund the former, educational business were eligible to participate in a debt conversion; however, one debenture holder that was issued a Series D Convertible Debenture (the “Series D Debenture”) in November 2014 with an aggregate face value of $10,000 in exchange for the cancellation of Series B Convertible Debenture with a carrying value of $11,333 did not participate in the debt conversion restructuring. The Series D Debenture accrues interest at an annual rate of 12%, matured November 2015, and is convertible into our Common Stock at a conversion rate of $16.67 per share. The holders of the Series D Debenture also received five year warrants to acquire up to 495 shares of Common Stock for an exercise price of $20.20 per share on a post-split basis. The former educational business allocated the face value of the Series D Debenture to the warrants and the debentures based on their relative fair values, and allocated to the warrants, which was recorded as a discount against the Series D Debenture, with an offsetting entry to additional paid-in capital. The discount was fully expensed upon execution of the new debentures as debt extinguishment costs within discontinued operations. The Series D Debenture is currently in default. Details of activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

March 2016 Convertible Note A

On March 18, 2016, the Company issued a 12% Convertible Promissory Note (the “Convertible Note A”) in the principal amount of $60,000 to a lender. Pursuant to the terms of the Convertible Note A, the Company is obligated to pay monthly installments of not less than $1,000 the first of each month commencing the month following the execution of the Convertible Note A until its maturity on September 16, 2016 at which time the Company was obligated to repay the full principal amount of the Convertible Note A. The Convertible Note A is convertible by the holder at any time into shares of the Company’s Common Stock at price of $1.00 per share, and throughout the duration of the note, the holder has the right to participate in any financing the Company may engage in upon the same terms and conditions as all other investors. The Company allocated the face value of the Convertible Note A to the shares and the note based on relative fair values, and the amount allocated to the shares of $18,750 was recorded as a discount against the note. The beneficial conversion feature of $9,375 was recorded as a debt discount with an offsetting entry to additional paid-in capital decreasing the note payable and increasing debt discount. The debt discount was amortized to interest expense during the year ended December 31, 2016.

Upon issuance of the Convertible Note A, the lender was awarded 15,000 restricted Common Stock as an origination fee which includes piggy-back registration rights. On September 19, 2016, the Company issued the lender an additional 15,000 restricted Common Stock at a price of $0.30 per share to extend the term of the loan agreement indefinitely. The cost to the Company was $4,050 in interest expense. On August 10, 2017, the Company issued 25,000 shares of Common Stock with a fair value of $3,750 for accrued interest through August 1, 2017 in the amount of $7,860. In April 2018, the Company issued 75,000 shares of Common Stock with a value of $7,500 as consideration for an extension of the term of the loan to July 1, 2018, and on August 13, 2018, the Company issued an additional 75,000 shares of Common Stock with a value of $6,750 for an extension of the term of the loan to October 31, 2018. During the year ended December 31, 2019, the lender converted principal in the amount of $15,000 into 120,000 shares of Common Stock. The Company recorded a loss in the amount of $13,867 on this conversion. Also, during the year ended December 31, 2019, the Company made a principal payment in the amount of $4,000 on this note. Details of activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Power Up Note 11

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On September 12, 2019, the Company entered into a Securities Purchase Agreement with Power Up pursuant to which Power Up agreed to purchase a convertible promissory note (the “Power Up Note 11”) in the aggregate principal amount of $45,000. The Power Up Note 11 entitled the holder to 12% interest per annum and matures on July 15, 2020. Under the Power Up Note 11, Power Up had the right to convert all or a portion of the outstanding principal of the Power Up Note 11 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Power Up Note 11, at a price equal to the higher of the variable conversion price or $0.00006 per share. The variable conversion price meant 55% of lowest trading price during the 25-trading day period ending on the last complete trading date prior to the date of conversion, provided, however, that Power Up could not convert the Power Up Note 11 to the extent that such conversion would result in beneficial ownership by Power Up and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Power Up Note 11 within 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 115%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Power Up Note 11, then such redemption premium was 120%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium 125%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 130%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 135%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Power Up Note 11, there shall be no further right of prepayment. The Company recorded an original issue discount in the amount of $3,000 in connection with the Power Up Note 11; $3,000 was amortized to interest expense during the year ended December 31, 2019. The Company accrued interest in the amount of $1,642 on the Power Up Note 11 during the year ended December 31, 2019. During the year ended December 31, 2019, the Company determined that a derivative liability in the amount of $47,187 existed in connection with the variable rate conversion feature of the Power Up Note 11. $45,000 of this amount was charged to discount on the Power Up Note 11, and $2,187 was charged to interest expense.

During the year ended December 31, 2020, the Company made a cash payment in the amount of $74,195 on the Power Up Note 11 which fully satisfied this obligation. This amount consisted of $45,000 of principal, $2,680 of accrued interest, and $23,815 of prepayment penalty. The Company revalued the derivative liability associated with the Power Up Note 11 at the time of payment and recorded a gain on revaluation in the amount of $35,420. The Company credited the fair value of the derivative liability at the time of payment in the amount of $21,266 to additional paid-in capital. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Power Up Note 12

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On October 7, 2019, the Company entered into a Securities Purchase Agreement with Power Up pursuant to which Power Up agreed to purchase a convertible promissory note (the “Power Up Note 12”) in the aggregate principal amount of $53,000 and an original issue discount of $3,000. The Power Up Note 12 entitled the holder to 12% interest per annum and matured on August 15, 2020. Under the Power Up Note 12, Power Up had the right to convert all or a portion of the outstanding principal of the Power Up Note 12 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Power Up Note 12, at a price equal to the higher of the variable conversion price or $0.00006 per share. The variable conversion price meant 55% of lowest trading price during the 25-trading day period ending on the last complete trading date prior to the date of conversion, provided, however, that Power Up could not convert the Power Up Note 12 to the extent that such conversion would result in beneficial ownership by Power Up and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Power Up Note 12 within 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 115%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Power Up Note 12, then such redemption premium was 120%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 125%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 130%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 135%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Power Up Note 12, there shall be no further right of prepayment. The Company accrued interest in the amount of $1,499 on the Power Up Note 12 during the year ended December 31, 2019. During the year ended December 31, 2019, the Company determined that a derivative liability in the amount of $54,969 existed in connection with the variable rate conversion feature of the Power Up Note 12. $53,000 of this amount was charged to discount on the Power Up Note 12, and $2,187 was charged to interest expense. $6,502 of the discount was charged to operations during the year ended December 31, 2019.

During the year ended December 31, 2020, the Company made a cash payment in the amount of $84,231 on the Power Up Note 12 which fully satisfied this obligation. This amount consisted of $53,000 of principal, $3,312 of accrued interest, and $27,919 of prepayment penalty. The Company revalued the derivative liability associated with the Power Up Note 12 at the time of payment and recorded a gain on revaluation in the amount of $4,247. The Company credited the fair value of the derivative liability at the time of payment in the amount of $62,569 to additional paid-in capital. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Power Up Note 13

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On November 11, 2019, the Company entered into a Securities Purchase Agreement with Power Up pursuant to which Power Up agreed to purchase a convertible promissory note (the “Power Up Note 13”) in the aggregate principal amount of $73,000 and an original issue discount of $3,000. The Power Up Note 13 entitled the holder to 12% interest per annum and matures on August 30, 2020. Under the Power Up Note 13, Power Up had the right to convert all or a portion of the outstanding principal of the Power Up Note 13 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Power Up Note 12, at a price equal to the higher of the variable conversion price or $0.00006 per share. The variable conversion price meant 55% of lowest trading price during the 25-trading day period ending on the last complete trading date prior to the date of conversion, provided, however, that Power Up could not convert the Power Up Note 13 to the extent that such conversion would result in beneficial ownership by Power Up and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Power Up Note 13 within 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 115%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Power Up Note 13, then such redemption premium was 120%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 125%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 130%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 135%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Power Up Note 13, there shall be no further right of prepayment. The Company accrued interest in the amount of $1,414 on the Power Up Note 13 during the year ended December 31, 2019. During the year ended December 31, 2019, the Company determined that a derivative liability in the amount of $73,529 existed in connection with the variable rate conversion feature of the Power Up Note 13. $73,000 of this amount was charged to discount on the Power Up Note 13, and $529 was charged to interest expense. $6,091 of the discount was charged to operations during the year ended December 31, 2019.

During the year ended December 31, 2020, the Company made a cash payment in the amount of $115,980 on the Power Up Note 13 which fully satisfied this obligation. This amount consisted of $73,000 of principal, $4,728 of accrued interest, and $38,252 of prepayment penalty. The Company revalued the derivative liability associated with the Power Up Note 13 at the time of payment and recorded a gain on revaluation in the amount of $4,882. The Company credited the fair value of the derivative liability at the time of payment in the amount of $86,380 to additional paid-in capital. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 1

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On November 22, 2019, the Company entered into a Securities Purchase Agreement with Eagle Equities, LLC (“Eagle Equities”) pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 1”) in the aggregate principal amount of $256,000 and an original issue discount of $6,000. The Eagle Equities Note 1 entitled the holder to 12% interest per annum and matures on November 22, 2020. Under the Eagle Equities Note 1, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 1 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 1, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 1 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 1 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 1, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 1, there shall be no further right of prepayment. The Company accrued interest in the amount of $3,367 on the Eagle Equities Note 1 during the year ended December 31, 2019. During the year ended December 31, 2019, the Company determined that a derivative liability in the amount of $271,694 existed in connection with the variable rate conversion feature of the Eagle Equities Note 1. $256,000 of this amount was charged to discount on the Eagle Equities Note 1, and $15,694 was charged to interest expense. $7,784 of the discount was charged to operations during the year ended December 31, 2019.

During the year ended December 31, 2020, the holder of the Eagle Equities Note 1 converted the following amounts of principal and accrued interest to Common Stock: On June 5, 2020, principal of $25,000 and accrued interest of $1,608 were converted at a price of $0.0132 per share into 2,015,783 shares of Common Stock; On June 17, 2020, principal of $25,000 and accrued interest of $1,708 were converted at a price of $0.0132 per share into 2,023,358 shares of Common Stock; On June 23, 2020, principal of $40,000 and accrued interest of $2,813 were converted at a price of $0.0132 per share into 3,243,434 shares of Common Stock; on June 26, 2020, principal of $26,000 and accrued interest of $1,855 were converted at a price of $0.01362 per share into 2,045,130 shares of Common Stock; on July 9, 2020, principal of $45,000 and accrued interest of $3,405 were converted at a price of $0.01518 per share into 3,188,735 shares of Common Stock; on July 17, 2020, principal of $50,000 and accrued interest of $3,917 were converted at a price of $0.01572 per share into 3,429,814 shares of Common Stock; and on July 30, 2020, principal of $45,000 and accrued interest of $3,720 were converted at a price of $0.021 per share into 2,320,000 shares of Common Stock. There were no gains or losses recorded, as these conversions were made pursuant to the terms of the agreement. Details of activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 2

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On December 19, 2019, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 2”) in the aggregate principal amount of $256,000 and an original issue discount of $6,000. The Eagle Equities Note 2 entitled the holder to 12% interest per annum and matures on December 19, 2020. Under the Eagle Equities Note 2, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 2 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 2, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 2 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 2 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 2, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 2, there shall be no further right of prepayment. The Company accrued interest in the amount of $1,094 on the Eagle Equities Note 2 during the year ended December 31, 2019. During the year ended December 31, 2019, the Company determined that a derivative liability in the amount of $277,476 existed in connection with the variable rate conversion feature of the Eagle Equities Note 2. $256,000 of this amount was charged to discount on the Eagle Equities Note 2, and $21,476 was charged to interest expense. $8,393 of the discount was charged to operations during the year ended December 31, 2019.

During the year ended December 31, 2020, the holder of the Eagle Equities Note 2 converted the following amounts of principal and accrued interest to Common Stock: On August 20, 2020, principal of $56,000 and accrued interest of $4,573 were converted at a price of $0.01896 per share into 3,194,796 shares of Common Stock; On September 1, 2020, principal of $50,000 and accrued interest of $4,283 were converted at a price of $0.01806 per share into 3,005,721 shares of Common Stock; On September 9, 2020, principal of $50,000 and accrued interest of $4,417 were converted at a price of $0.0153 per share into 3,556,645 shares of Common Stock; on September 25, 2020, principal of $50,000 and accrued interest of $4,683 were converted at a price of $0.0153 per share into 3,574,074 shares of Common Stock; and on October 6, 2020, principal of $50,000 and accrued interest of $4,867 were converted at a price of $0.0153 into 3,586,078 shares of Common Stock. Details of activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 3

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On January 24, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 3”) in the aggregate principal amount of $256,000 and an original issue discount of $6,000. The Eagle Equities Note 3 entitled the holder to 12% interest per annum and matures on January 24, 2021. Under the Eagle Equities Note 3, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 3 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 3, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 3 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 3 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 3, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 3, there shall be no further right of prepayment. During the three months ended March 31, 2020, the Company determined that a derivative liability in the amount of $272,412 existed in connection with the variable rate conversion feature of the Eagle Equities Note 3. $250,000 of this amount was charged to discount on the Eagle Equities Note 3, and $22,412 was charged to interest expense.

During the year ended December 31, 2020, the holder of the Eagle Equities Note 3 converted the following amounts of principal and accrued interest to Common Stock: On October 15, 2020, principal of $50,000 and accrued interest of $4,367 were converted at a price of $0.01566 per share into 3,471,711 shares of Common Stock; On October 29, 2020, principal of $50,000 and accrued interest of $4,600 were converted at a price of $0.023 per share into 4,439,024 shares of Common Stock; On November 11, 2020, principal of $33,000 and accrued interest of $3,179 were converted at a price of $0.011 per share into 3,259,369 shares of Common Stock; on November 17, 2020, principal of $35,000 and accrued interest of $3,442 were converted at a price of $0.011 per share into 3,482,065 shares of Common Stock; on November 25, 2020, principal of $44,000 and accrued interest of $4,444 were converted at a price of $0.0108 per share into 4,485,556 shares of Common Stock; and on December 4, 2020, principal of $44,000 and accrued interest of $4,576 were converted at a price of $0.0108 per share into 4,497,778 shares of Common Stock. Details of activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 4

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On March 10, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 4”) in the aggregate principal amount of $129,000 and an original issue discount of $4,000. The Eagle Equities Note 4 entitled the holder to 12% interest per annum and matured on March 10, 2021. Under the Eagle Equities Note 4, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 4 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 4, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities may not convert the Eagle Equities Note 4 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 4 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 4, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 4, there shall be no further right of prepayment. During the three months ended March 31, 2020, the Company determined that a derivative liability in the amount of $139,021 existed in connection with the variable rate conversion feature of the Eagle Equities Note 4. $125,000 of this amount was charged to discount on the Eagle Equities Note 4, and $14,021 was charged to interest expense.

During the year ended December 31, 2020, the holder of the Eagle Equities Note 4 converted the following amounts of principal and accrued interest to Common Stock: On December 16, 2020, principal of $45,000 and accrued interest of $4,200 were converted at a price of $0.0108 per share into 4,555,556 shares of Common Stock. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 5

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On April 8, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 5”) in the aggregate principal amount of $100,000 and an original issue discount of $4,000. The Eagle Equities Note 5 entitled the holder to 12% interest per annum and matures on April 8, 2021. Under the Eagle Equities Note 5, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 5 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 5, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 5 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 5 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 5, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 5, there shall be no further right of prepayment. During the three months ended June 30, 2020, the Company determined that a derivative liability in the amount of $106,576 existed in connection with the variable rate conversion feature of the Eagle Equities Note 5. $100,000 of this amount was charged to discount on the Eagle Equities Note 5, and $6,576 was charged to interest expense. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 6

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On July 1, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 6”) in the aggregate principal amount of $200,200 with an original issue discount of $18,200. The amount received was also net of fees in the amount of $7,000, which were charged to interest expense during the period. The Eagle Equities Note 6 entitled the holder to 12% interest per annum and matures on July 1, 2021. Under the Eagle Equities Note 6, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 6 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 6, at a price equal to 60% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 6 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 6 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 6, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 6, there shall be no further right of prepayment. The Company determined that a derivative liability in the amount of $218,148 existed in connection with the variable rate conversion feature of the Eagle Equities Note 6. $200,200 of this amount was charged to discount on the Eagle Equities Note 6, and $17,948 was charged to interest expense. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 7

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On August 20, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 7”) in the aggregate principal amount of $200,200 with an original issue discount of $18,200. The amount received was also net of fees in the amount of $7,000, which were charged to interest expense during the period. The Eagle Equities Note 7 entitled the holder to 12% interest per annum and matures on August 20, 2021. Under the Eagle Equities Note 7, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 7 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 7, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities may not convert the Eagle Equities Note 7 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepays the Eagle Equities Note 7 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 7, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 7, there shall be no further right of prepayment. The Company determined that a derivative liability in the amount of $215,403 existed in connection with the variable rate conversion feature of the Eagle Equities Note 7. $200,200 of this amount was charged to discount on the Eagle Equities Note 7, and $15,203 was charged to interest expense. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 8

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On September 30, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 8”) in the aggregate principal amount of $114,400 with an original issue discount of $10,400. The amount received was also net of fees in the amount of $4,000, which were charged to interest expense during the period. The Eagle Equities Note 8 entitled the holder to 12% interest per annum and matures on September 30, 2021. Under the Eagle Equities Note 8, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 8 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 8, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 8 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 8 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 8, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 8, there shall be no further right of prepayment. The Company determined that a derivative liability in the amount of $117,309 existed in connection with the variable rate conversion feature of the Eagle Equities Note 8. $114,400 of this amount was charged to discount on the Eagle Equities Note 8, and $2,909 was charged to interest expense. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 9

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On October 29, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 9”) in the aggregate principal amount of $114,400 with an original issue discount of $10,400. The amount received was also net of fees in the amount of $4,000, which were charged to discount on convertible notes during the period. The Eagle Equities Note 9 entitled the holder to 12% interest per annum and matures on October 29, 2021. Under the Eagle Equities Note 9, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 9 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 9, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 9 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 9 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment was made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 9, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 9, there shall be no further right of prepayment. The Company determined that a derivative liability in the amount of $86,432 existed in connection with the variable rate conversion feature of the Eagle Equities Note 9; this amount was charged to discount on the Eagle Equities Note 9. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Eagle Equities Note 10

This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

On December 9, 2020, the Company entered into a Securities Purchase Agreement with Eagle Equities pursuant to which Eagle Equities agreed to purchase a convertible promissory note (the “Eagle Equities Note 10”) in the aggregate principal amount of $220,000 with an original issue discount of $20,000. The amount received was also net of fees in the amount of $8,000, which were charged to discount on convertible notes during the period. The Eagle Equities Note 10 entitled the holder to 12% interest per annum and matures on December 9, 2021. Under the Eagle Equities Note 10, Eagle Equities had the right to convert all or a portion of the outstanding principal of the Eagle Equities Note 8 into shares of Common Stock beginning on the date which was 180 days from the issuance date of the Eagle Equities Note 9, at a price equal to 70% of lowest traded price during the 20 day trading period ending on the day the conversion notice was received by the Company, provided, however, that Eagle Equities could not convert the Eagle Equities Note 10 to the extent that such conversion would result in beneficial ownership by Eagle Equities and its affiliates of more than 4.99% of the Company’s issued and outstanding Common Stock. If the Company prepaid the Eagle Equities Note 10 during the 30 days of its issuance, the Company must pay all of the principal at a cash redemption premium of 110%; if such prepayment is made between the 31st day and the 60th day after the issuance of the Eagle Equities Note 10, then such redemption premium was 116%; if such prepayment was made from the sixty first 61st to the 90th day after issuance, then such redemption premium was 122%; and if such prepayment was made from the 91st to the 120th day after issuance, then such redemption premium was 128%; and if such prepayment was made from the 121st to the 150th day after issuance, then such redemption premium was 134%; and if such prepayment was made from the 151st to the 180th day after issuance, then such redemption premium was 140%. After the 180th day following the issuance of the Eagle Equities Note 9, there shall be no further right of prepayment. The Company determined that a derivative liability in the amount of $118,160 existed in connection with the variable rate conversion feature of the Eagle Equities Note 10; this amount was charged to discount on the Eagle Equities Note 10. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

PPP Loan

On May 4, 2020, the Company received loan proceeds from Bank of America in the amount of $460,406 under the Paycheck Protection Program (the “PPP Loan”).

On July 21, 2020, Bank of America notified the Company in writing that it should not have received $440,000 of the loan proceeds disbursed under the Note. The Company investigated the terms of the application and discovered its former President had erroneously represented it was refinancing an Economic Injury Disaster Loan when the Company never applied for or received such a loan. Bank of America requested that the Company return the funds it received back to Bank of America. The Company is currently negotiating a repayment plan with Bank of America. If we are not successful in negotiating repayment terms, it could have a material adverse effect on our financial condition. Details of additional activity for the year ended December 31, 2020 are presented in Notes Payable Table 1, below.

Notes Payable Table 1:

					Interest	Amortization
					Expense	of Discount	Discount
	Principal Balance		Accrued Interest		Year Ended	Year Ended	Balance
	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2020	12/31/2020
Series C Convertible Debenture	$110,833	$110,833	$68,823	$57,709	$11,114	$-	$-

Series D Convertible Debenture	11,333	11,333	8,390	7,026	1,364	-	-

Convertible Note A	41,000	41,000	12,035	7,101	4,934	-	-

Power Up Note 11	-	45,000	-	1,805	875	34,498	-

Power Up Note 12	-	53,000	-	1,499	1,813	46,014	-

Power Up Note 13	-	73,000	-	1,488	3,240	66,554	-

Eagle Equity Note 1	-	256,000	-	3,367	15,660	248,216	-

Eagle Equity Note 2	-	256,000	-	1,010	21,813	247,605	-

Eagle Equity Note 3	-	-	-	-	24,608	256,000	-

Eagle Equity Note 4(a)	84,000	-	8,132	-	12,332	93,097	35,903

Eagle Equity Note 5(b)	100,000	-	8,779	-	8,779	44,747	55,253

Eagle Equity Note 6(c)	200,200	-	12,112	-	12,112	51,473	148,727

Eagle Equity Note 7(d)	200,200	-	8,754	-	8,754	20,161	180,039

Eagle Equity Note 8(e)	114,400	-	3,498	-	3,498	1,380	113,020

Eagle Equity Note 9(f)	114.400		2,369		2,369	6,053	90,779

Eagle Equity Note 10(g)	220.000		1,591		1,591	5,087	133,074

PPP Loan	460,406	-	3,039	-	3,037	-	-

Other	-	-	-	1,865	3,269	8,000	-

Total	$1,656,772	$846,166	$137,522	$82,870	$141,162	$1,128,885	$756,795

(a) Subsequent to December 31, 2020, $84,000 of principal and $8,398 of accrued interest of this note were converted to a total of 7,629,714 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(b) Subsequent to December 31, 2020, $100,000 of principal and $9,317 of accrued interest of this note were converted to a total of 8,782,885 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(c) Subsequent to December 31, 2020, $200,000 of principal and $13,864 of accrued interest of this note were converted to a total of 13,734,672 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(d) Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $200,200 and all accrued interest and prepayment penalties due under this note were converted to a total of 1,184,148 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(e) Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $114,400 and all accrued interest and prepayment penalties due under this note were converted to a total of 639,593 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(f) Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $114,400 and all accrued interest and prepayment penalties due under this note were converted to a total of 605,177 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(g) Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $200,200 and all accrued interest and prepayment penalties due under this note were converted to a total of 1,095,131 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

The total amount of notes payable on December 31, 2020 and December 31, 2019 is presented in Notes Payable Table 2 below:

Notes Payable Table 2:

	December 31, 2020	December 31, 2019
Total notes payable	$1,656,772	$846,166
Less: Discount	(756,795)	(646,888)
Notes payable - net of discount	$899,977	$199,278

Current Portion, net of discount	$899,977	$199,278
Long-term portion, net of discount	$-	$-